Acquisitions and business divestments (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions and business divestments
Acquisitions

($ in millions, except number of acquired businesses)	2015	2014	2013
Acquisitions (net of cash acquired)(1)	37	58	897
Aggregate excess of purchase price over fair value of net assets acquired(2)	34	9	525
Number of acquired businesses	3	6	7

(1)

Excluding changes in cost- and equity-accounted companies but including $2 million in 2013, representing the fair value of replacement vested stock options issued to Power-One employees at the acquisition date.

(2)

Recorded as goodwill (see Note 11). Includes adjustments of $42 million in 2014 and $63 million in 2013 arising during the measurement period of acquisitions, primarily reflecting a reduction in certain deferred tax liabilities related to Power-One and to Thomas & Betts Inc. (acquired in 2012), respectively.

Allocation of the purchase consideration for business acquisition

        The final aggregate allocation of the purchase consideration for business acquisitions in 2013, was as follows:

($ in millions)	Allocated amounts(1)	Weighted-average useful life
Intangible assets	208	7 years
Fixed assets	124
Deferred tax liabilities	(74)
Other assets and liabilities, net	93
Goodwill(2)	546

Total consideration (net of cash acquired)	897

(1)	Excludes measurement period adjustments related to prior year acquisitions.
(2)	Goodwill recognized is not deductible for income tax purposes.